UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 400 Main Street, Suite 200

         Franklin, TN  37064

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     Beth Peters     Franklin, TN     February 08, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $511,971 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    23849   263000 SH         Sole    None              0        0   263000
AMERICAN COMMERCIAL LINES      COM NEW          025195207    10632   162300 SH         Sole    None              0        0   162300
APPLE COMPUTER INC             COM              037833100    40146   473200 SH         Sole    None              0        0   473200
BAIDU COM INC                  SPON ADR REP A   056752108     5398    47900 SH         Sole    None              0        0    47900
BOEING CO                      COM              097023105    23294   262200 SH	       Sole    None              0        0   262200
CB RICHARD ELLIS GROUP INC     CL A             12497T101    15770   475000 SH         Sole    None              0        0   475000
CHILDRENS PL RETAIL STORES I   COM              168905107    20441   321800 SH         Sole    None              0        0   321800
CIRCUIT CITY STORE INC         COM              172737108    15594   821600 SH         Sole    None              0        0   821600
CISCO SYS INC                  COM              17275R102    45679  1671400 SH         Sole    None              0        0  1671400
CROCS INC                      COM              227046109     9755   225800 SH         Sole    None              0        0   225800
GOLDMAN SACHS GROUP INC        COM              38141G104    28029   140600 SH         Sole    None              0        0   140600
GOOGLE INC                     CL A             38259P508    15242    33100 SH         Sole    None              0        0    33100
LAM RESEARCH CORP              COM              512807108    22997   454300 SH         Sole    None              0        0   454300
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    12395  2213400 SH         Sole    None              0        0  2213400
MEMC ELECTR MATLS INC          COM              552715104    65853  1682500 SH         Sole    None              0        0  1682500
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110    12303   199600 SH         Sole    None              0        0   199600
MONEYGRAM INTL INC             COM              60935Y109     8624   275000 SH         Sole    None              0        0   275000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    11173    80000 SH         Sole    None              0        0    80000
QWEST COMMUNICATIONS INTL IN   COM              749121109    27279  3259100 SH         Sole    None              0        0  3259100
RESEARCH IN MOTION LTD         COM              760975102    11845    92700 SH         Sole    None              0        0    92700
RTI INTL METALS INC            COM              74973W107     7517    96100 SH         Sole    None              0        0    96100
SUN MICROSYSTEMS INC           COM              866810104     7405  1366200 SH         Sole    None              0        0  1366200
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    14138   415700 SH         Sole    None              0        0   415700
TITANIUM METALS CORP           COM NEW          888339207    19220   651300 SH         Sole    None              0        0   651300
URBAN OUTFITTERS INC           COM              917047102    11377   494000 SH         Sole    None              0        0   494000
VERIFONE HLDGS INC             COM              92342Y109    18897   533800 SH         Sole    None              0        0   533800
WHOLE FOODS MKT INC            COM              966837106     7119   151700 SH         Sole    None              0        0   151700